UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2009

Check here if Amendment [X]; Amendment Number: 1
        This Amendment (Check only one.):   [X] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Camber Capital Management LLC
Address:              575 Boylston Street
                      4th Floor
                      Boston, MA 02116

Form 13F File Number: 028-13745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Stephen DuBois
Title:                Managing Member
Phone:                617-224-1760
Signature, Place, and Date of Signing:

/s/ Stephen DuBois                 Boston, MA               August 24, 2010
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               None

Form 13F Information Table Entry Total:            35

Form 13F Information Table Value Total:       219,404
                                             (x$1000)

List of Other Included Managers:                 None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                                     FORM 13F INFORMATION TABLE
                                      NAME OF REPORTING MANAGER:
                                    CAMBER CAPITAL MANAGEMENT LLC
                                           As of 12/31/09
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

  Column 1                      Column 2       Column 3    Column 4         Column 5       Column 6   Column 7       Column 8

                                                                      Shares or
  Name of                       Title of       CUSIP       Value     Principal  SH/ PUT/  Investment   Other         Voting
  Issuer                        Class          Number     (x$1000)   Amount     PRN CALL  Discretion  Managers      Authority

                                                                                                               Sole      Shared None

ADOLOR CORP CMN	                COM STK	       00724X102    2,190    1,500,000	SH 	  Sole	      n/a      1,500,000
AFFYMAX, INC. CMN	        COM STK	       00826A109    1,856       75,000	SH 	  Sole	      n/a         75,000
ALEXION PHARMACEUTICALS INC CM	COM STK	       015351109   12,205      250,000	SH 	  Sole	      n/a        250,000
ALKERMES INC CMN                COM STK        01642T108    5,224      555,196  SH        Sole        n/a        555,196
ALKERMES INC                    COM STK        01642T108      470       50,000      CALL  Sole        n/a         50,000
AMERIGROUP CORPORATION CMN	COM STK	       03073T102    2,022       75,000	SH 	  Sole	      n/a         75,000
AMGEN INC. CMN	                COM STK	       031162100   19,800      350,000	SH 	  Sole	      n/a        350,000
ANGIODYNAMICS, INC. CMN	        COM STK	       03475V101    2,842      177,100	SH 	  Sole	      n/a        177,100
BOSTON SCIENTIFIC CORP. COMMON	COM STK	       101137107    9,000    1,000,000	SH 	  Sole	      n/a      1,000,000
CENTENE CORPORATION CMN	        COM STK	       15135B101    3,205      151,400	SH 	  Sole	      n/a        151,400
CRUCELL N.V.   ADS ONE ADS = O	COM STK	       228769105    4,036      200,000	SH 	  Sole	      n/a        200,000
CVS CAREMARK CORPORATION CMN	COM STK	       126650100   16,910      525,000	SH 	  Sole	      n/a        525,000
DAVITA INC CMN	                COM STK	       23918K108    8,811      150,000	SH 	  Sole	      n/a        150,000
DIALYSIS CORP OF AMERICA CMN	COM STK	       252529102    2,484      345,976	SH 	  Sole	      n/a        345,976
GEN-PROBE INCORPORATED CMN	COM STK	       36866T103    5,365      125,000	SH 	  Sole	      n/a        125,000
GENZYME CORP CMN                COM STK        372917104   13,723      280,000  SH        Sole        n/a        280,000
GILEAD SCIENCES CMN	        COM STK	       375558103   12,981      300,000	SH 	  Sole	      n/a        300,000
HEALTHTRONICS INC. CMN	        COM STK	       42222L107    3,384    1,281,632	SH 	  Sole	      n/a      1,281,632
HEARTWARE INTERNATIONAL INC CM	COM STK	       422368100    4,611      130,000	SH 	  Sole	      n/a        130,000
INSPIRE PHARMACEUTICALS INC CM	COM STK	       457733103      552      100,000	SH 	  Sole	      n/a        100,000
LINCARE HOLDINGS INC CMN        COM STK        532791100    4,641      125,000  SH        Sole        n/a        125,000
LINCARE HOLDINGS INC            COM STK        532791100    1,856       50,000      PUT   Sole        n/a         50,000
MEDIVATION INC. CMN	        COM STK	       58501N101    4,706      125,000	SH 	  Sole	      n/a        125,000
OSI PHARMACEUTICALS INC CMN	COM STK	       671040103   13,977      450,000	SH 	  Sole	      n/a        450,000
REGENERON PHARMACEUTICAL INC C	COM STK	       75886F107    5,441      225,000	SH 	  Sole	      n/a        225,000
SAVIENT PHARMACEUTICALS INC     WARRANT        80517Q100      362       81,261      CALL  Sole        n/a         81,261
SKILLED HEALTHCARE GROUP, INC.	COM STK	       83066R107    5,855      785,903	SH 	  Sole	      n/a        785,903
SUN HEALTHCARE GROUP INC CMN	COM STK	       866933401    5,043      550,000	SH 	  Sole	      n/a        550,000
TEVA PHARMACEUTICAL IND LTD AD	COM STK	       881624209   12,641      225,000	SH 	  Sole	      n/a        225,000
UNITEDHEALTH GROUP INCORPORATE	COM STK	       91324P102    9,144      300,000	SH 	  Sole	      n/a        300,000
UNIVERSAL AMERICAN FINANCIAL C	COM STK	       913377107    8,366      715,000	SH 	  Sole	      n/a        715,000
VERTEX PHARMACEUTICALS INC CMN	COM STK	       92532F100    8,570      200,000	SH 	  Sole	      n/a        200,000
ViroPharma CVR #1               RIGHTS         928241108        0      968,341      CALL  Sole        n/a        968,341
ViroPharma CVR #2               RIGHTS         928241108      136      968,341      CALL  Sole        n/a        968,341
WELLPOINT, INC. CMN	        COM STK	       94973V107    6,995      120,000	SH 	  Sole	      n/a        120,000


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